Trade, other receivables and tax receivables - receivables from financing activities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Dealer financing	€ 2,295	€ 2,115
Retail financing	420	286
Finance leases	4	6
Other	421	171
Receivables from financing activities	€ 3,140	€ 2,578